Financial instruments and risk management - Sensitivity analysis (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EUR
Disclosure of detailed information about financial instruments [line items]
Effects Of Foreign Exchange Rate Profit Or Loss Strengthening	€ 0	€ 0	€ 0
Effects Of Foreign Exchange Rate Profit Or Loss Weakening	0	0	0
USD
Disclosure of detailed information about financial instruments [line items]
Effects Of Foreign Exchange Rate Profit Or Loss Strengthening	(242)	(335)	62
Effects Of Foreign Exchange Rate Profit Or Loss Weakening	242	335	34
GBP
Disclosure of detailed information about financial instruments [line items]
Effects Of Foreign Exchange Rate Profit Or Loss Strengthening	(1)	(3)	(77)
Effects Of Foreign Exchange Rate Profit Or Loss Weakening	1	3	€ (254)
AUD
Disclosure of detailed information about financial instruments [line items]
Effects Of Foreign Exchange Rate Profit Or Loss Strengthening	(21)	(10)
Effects Of Foreign Exchange Rate Profit Or Loss Weakening	21	10
CAD
Disclosure of detailed information about financial instruments [line items]
Effects Of Foreign Exchange Rate Profit Or Loss Strengthening	(22)	2
Effects Of Foreign Exchange Rate Profit Or Loss Weakening	22	(2)
ILS
Disclosure of detailed information about financial instruments [line items]
Effects Of Foreign Exchange Rate Profit Or Loss Strengthening	(66)	(76)
Effects Of Foreign Exchange Rate Profit Or Loss Weakening	€ 66	€ 76